General information	12 Months Ended
Sep. 30, 2021
General Information [Abstract]
General information
1. General information
SIGNA Sports United Group (hereinafter also referred to as “SIGNA Sports United” or “the Group”) comprises the parent company SIGNA Sports United GmbH (“SSU”), Munich, Germany, and its direct and indirect subsidiaries. SSU is registered in the Commercial Register of the Munich District Court under the registration number HRB 241442 with its registered office in Berlin. The address of the registered office of SSU is Kantstraße 164, 10623 Berlin, Germany. SIGNA Sports United Group is a leading

e-commerce

platform for various sporting goods brands in continental Europe and operates as well in the United States. Its business activities focus on the Tennis, Bike & Outdoor, Teamsport & Athleisure sectors. The Group markets its products mainly via various online platforms, as well as through individual physical stores where customers are offered various sports and lifestyle products. SSU is not the SEC reporting entity since upon the closing of the business combination, SIGNA Sports United N.V., a Netherlands public limited company became the direct parent of SSU. For further information please refer to note 16.